Net debt (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of components of net debt

	2026	2025	2024
	£m	£m	£m
Cash and cash equivalents (see note 20)	375	1,178	559
Current financial investments (see note 15)	2,453	5,753	3,699
Borrowings (see note 21)	(46,755)	(47,539)	(47,072)
Financing derivatives[1] (see note 17)	(233)	(763)	(793)
	(44,160)	(41,371)	(43,607)
1.The financing derivatives balance included in net debt excludes the commodity derivatives (see note 17)

Schedule of changes in net debt	Analysis of changes in net debt

	Notes	Borrowings £m	Financing derivatives used to hedge debt £m	Total liabilities from financing activities £m	Cash and cash equivalents £m	Financial investments £m	Other financing derivatives £m	Total[1] £m
At 1 April 2025		(47,539)	(733)	(48,272)	1,178	5,753	(30)	(41,371)
Net decrease in cash and cash equivalents		—	—	—	(948)	—	—	(948)
Included within financing cash flows:
Proceeds received from loans		(4,172)	—	(4,172)	—	—	—	(4,172)
Repayment of loans		2,961	—	2,961	—	—	—	2,961
Payments of lease liabilities		145	—	145	—	—	—	145
Net movements in short-term borrowings		2,225	—	2,225	—	—	—	2,225
Cash inflows on derivatives		—	(93)	(93)	—	—	—	(93)
Cash outflows on derivatives		—	38	38	—	—	—	38
Interest paid		1,659	273	1,932	—	—	—	1,932
Non-net debt financing cash flows		(33)	—	(33)	—	—	—	(33)
Included within investing cash flows:
Net movements in short-term financial investments		—	—	—	—	(3,285)	—	(3,285)
Cash inflows on derivatives		—	—	—	—	—	(20)	(20)
Cash outflows on derivatives		—	—	—	—	—	6	6
Derivative cash flows included in capital expenditure		—	—	—	—	—	5	5
Interest received		—	—	—	—	(231)	—	(231)
Derivative cash flows included in revenue		—	—	—	—	—	1	1
Fair value gains and losses		118	549	667	—	5	—	672
Foreign exchange movements		(190)	—	(190)	(8)	(17)	—	(215)
Interest (charges)/income	6	(1,706)	(246)	(1,952)	—	230	17	(1,705)
Other non-cash movements[2]		(223)	—	(223)	—	—	—	(223)
Reclassification to held for sale[3]		—	—	—	153	(2)	—	151
At 31 March 2026		(46,755)	(212)	(46,967)	375	2,453	(21)	(44,160)
Balances at 31 March 2026 comprise:
Non-current assets		—	587	587	—	—	7	594
Current assets		—	77	77	375	2,453	46	2,951
Current liabilities		(3,900)	(191)	(4,091)	—	—	(46)	(4,137)
Non-current liabilities		(42,855)	(685)	(43,540)	—	—	(28)	(43,568)
		(46,755)	(212)	(46,967)	375	2,453	(21)	(44,160)
1.The net debt balance at 31 March 2026 includes accrued interest of £459 million.
2.Other non-cash movements primarily comprise additions to lease liabilities.
3.Reclassification to held for sale represents the disposals of NG Renewables and Grain LNG (see note 10).
29. Net debt cont.
(b) Analysis of changes in net debt cont.

	Notes	Borrowings £m	Financing derivatives used to hedge debt £m	Total liabilities from financing activities £m	Cash and cash equivalents £m	Financial investments £m	Other financing derivatives £m	Total¹ £m
At 1 April 2024		(47,072)	(764)	(47,836)	559	3,699	(29)	(43,607)
Net increase in cash and cash equivalents		—	—	—	765	—	—	765
Included within financing cash flows:
Proceeds received from loans		(3,237)	—	(3,237)	—	—	—	(3,237)
Repayment of loans		2,861	—	2,861	—	—	—	2,861
Payments of lease liabilities		130	—	130	—	—	—	130
Net movements in short-term borrowings		(925)	—	(925)	—	—	—	(925)
Cash inflows on derivatives		—	(62)	(62)	—	—	—	(62)
Cash outflows on derivatives		—	106	106	—	—	—	106
Interest paid		1,608	312	1,920	—	—	—	1,920
Non-net debt financing cash flows		(8)	—	(8)	—	—	—	(8)
Included within investing cash flows:
Net movements in short-term financial investments		—	—	—	—	2,606	—	2,606
Cash inflows on derivatives		—	—	—	—	—	(11)	(11)
Cash outflows on derivatives		—	—	—	—	—	6	6
Derivative cash flows included in capital expenditure		—	—	—	—	—	9	9
Interest received		—	—	—	—	(332)	—	(332)
Derivative cash flows included in revenue		—	—	—	—	—	(8)	(8)
Fair value gains and losses		(26)	(30)	(56)	—	1	(7)	(62)
Foreign exchange movements		866	—	866	(23)	(25)	—	818
Interest (charges)/income	6	(1,663)	(295)	(1,958)	—	338	10	(1,610)
Other non-cash movements[2]		(207)	—	(207)	—	—	—	(207)
Reclassification to held for sale[3]	10	134	—	134	(123)	(534)	—	(523)
At 31 March 2025		(47,539)	(733)	(48,272)	1,178	5,753	(30)	(41,371)
1.The net debt balance at 31 March 2025 includes accrued interest of £477 million.
2.Other non-cash movements primarily comprise additions to lease liabilities.
3.Reclassification to held for sale represents the closing net debt position of NG Renewables and Grain LNG and the disposal of the ESO (see note 10).
29. Net debt cont.
(b) Analysis of changes in net debt cont.

	Notes	Borrowings £m	Financing derivatives used to hedge debt £m	Total liabilities from financing activities £m	Cash and cash equivalents £m	Financial investments £m	Other financing derivatives £m	Total[1] £m
At 1 April 2023		(42,985)	(793)	(43,778)	163	2,605	37	(40,973)
Net increase in cash and cash equivalents		—	—	—	427	—	—	427
Included within financing cash flows:
Proceeds received from loans		(5,563)	—	(5,563)	—	—	—	(5,563)
Repayment of loans		1,701	—	1,701	—	—	—	1,701
Payments of lease liabilities		118	—	118	—	—	—	118
Net movements in short-term borrowings		(544)	—	(544)	—	—	—	(544)
Cash inflows on derivatives		—	(86)	(86)	—	—	—	(86)
Cash outflows on derivatives		—	58	58	—	—	—	58
Interest paid		1,330	297	1,627	—	—	—	1,627
Non-net debt financing cash flows		(18)	—	(18)	—	—	—	(18)
Included within investing cash flows:
Net movements in short-term financial investments		—	—	—	—	1,141	—	1,141
Cash inflows on derivatives		—	—	—	—	—	(123)	(123)
Cash outflows on derivatives		—	—	—	—	—	—	—
Derivative cash flows included in capital expenditure		—	—	—	—	—	5	5
Interest received		—	—	—	—	(148)	—	(148)
Derivative cash flows included in revenue		—	—	—	—	—	(11)	(11)
Fair value gains and losses		(69)	40	(29)	—	4	60	35
Foreign exchange movements		718	—	718	(1)	(49)	—	668
Interest (charges)/income	6	(1,564)	(284)	(1,848)	—	152	7	(1,689)
Other non-cash movements[2]		(209)	4	(205)	—	—	(4)	(209)
Reclassification to held for sale[3]		13	—	13	(30)	(6)	—	(23)
At 31 March 2024		(47,072)	(764)	(47,836)	559	3,699	(29)	(43,607)
1.The net debt balance at 31 March 2024 includes accrued interest of £490 million.
2.Other non-cash movements primarily comprise additions to lease liabilities.
3.Reclassification to held for sale represents the closing net debt position of the ESO (see note 10).